Consolidated Statements of Equity (JPY ¥) In Millions, unless otherwise specified	Total	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Kyocera Corporation Shareholders' Equity	Non controlling Interests
Beginning Balance at Mar. 31, 2009	¥ 1,383,088	¥ 115,703	¥ 163,151	¥ 1,150,050	¥ (54,673)	¥ (50,568)	¥ 1,323,663	¥ 59,425
Comprehensive income:
Net income	45,433			40,095			40,095	5,338
Change in net unrealized gains on securities-net of taxes (Note 3)	11,959				11,847		11,847	112
Change in net unrealized gains on derivative financial instruments-net of taxes (Note 13)	74				63		63	11
Change in pension adjustments-net of taxes (Note 11)	906				1,003		1,003	(97)
Change in foreign currency translation adjustments-net of taxes	(11,241)				(9,287)		(9,287)	(1,954)
Total comprehensive income	47,131						43,721	3,410
Cash dividends paid to Kyocera Corporation's shareholders	(22,023)			(22,023)			(22,023)
Cash dividends paid to noncontrolling interests	(1,639)							(1,639)
Purchase of treasury stock (69) in 2012, (8) in 2011 and (8) in 2010	(59)					(59)	(59)
Reissuance of treasury stock (0) in 2012, (0) in 2011 and (1) in 2010	4		1			3	4
Stock option plan of subsidiaries	186		132				132	54
Other	574		(240)		37		(203)	777
Ending Balance at Mar. 31, 2010	1,407,262	115,703	163,044	1,168,122	(51,010)	(50,624)	1,345,235	62,027
Comprehensive income:
Net income	130,118			122,448			122,448	7,670
Change in net unrealized gains on securities-net of taxes (Note 3)	8,863				8,767		8,767	96
Change in net unrealized gains on derivative financial instruments-net of taxes (Note 13)	63				52		52	11
Change in pension adjustments-net of taxes (Note 11)	(4,619)				(4,530)		(4,530)	(89)
Change in foreign currency translation adjustments-net of taxes	(33,923)				(28,861)		(28,861)	(5,062)
Total comprehensive income	100,502						97,876	2,626
Cash dividends paid to Kyocera Corporation's shareholders	(22,022)			(22,022)			(22,022)
Cash dividends paid to noncontrolling interests	(1,875)							(1,875)
Purchase of treasury stock (69) in 2012, (8) in 2011 and (8) in 2010	(69)					(69)	(69)
Reissuance of treasury stock (0) in 2012, (0) in 2011 and (1) in 2010	2		0			2	2
Stock option plan of subsidiaries	211		151				151	60
Other	(652)		(859)		(51)		(910)	258
Ending Balance at Mar. 31, 2011	1,483,359	115,703	162,336	1,268,548	(75,633)	(50,691)	1,420,263	63,096
Comprehensive income:
Net income	84,758			79,357			79,357	5,401
Change in net unrealized gains on securities-net of taxes (Note 3)	8,520				8,502		8,502	18
Change in net unrealized gains on derivative financial instruments-net of taxes (Note 13)	(58)				(41)		(41)	(17)
Change in pension adjustments-net of taxes (Note 11)	(8,941)				(8,750)		(8,750)	(191)
Change in foreign currency translation adjustments-net of taxes	(6,429)				(5,538)		(5,538)	(891)
Total comprehensive income	77,850						73,530	4,320
Cash dividends paid to Kyocera Corporation's shareholders	(23,853)			(23,853)			(23,853)
Cash dividends paid to noncontrolling interests	(2,124)							(2,124)
Purchase of treasury stock (69) in 2012, (8) in 2011 and (8) in 2010	(540)					(540)	(540)
Reissuance of treasury stock (0) in 2012, (0) in 2011 and (1) in 2010	3		0			3	3
Stock option plan of subsidiaries	144		103				103	41
Other	(598)		178		(179)		(1)	(597)
Ending Balance at Mar. 31, 2012	¥ 1,534,241	¥ 115,703	¥ 162,617	¥ 1,324,052	¥ (81,639)	¥ (51,228)	¥ 1,469,505	¥ 64,736